Note 29 (Tables)	12 Months Ended
Dec. 31, 2024
Treasury shares [Abstract]
Treasury shares [Table Text Block]
In the years ended December 31, 2024, 2023 and 2022 the Group entities performed the following transactions with shares issued by the Bank:

Treasury shares (Millions of Euros)
	2024		2023		2022
	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros
Balance at beginning	4,386,625	34	5,485,414	29	127,633,399	647
+ Purchases	154,564,499	1,528	301,882,728	2,166	598,457,024	2,966
- Sales and other changes	(152,284,268)	(1,497)	(302,981,517)	(2,161)	(720,605,009)	(3,583)
Balance at the end	6,666,856	66	4,386,625	34	5,485,414	29
Of which:
Held by BBVA, S.A.	410,370	7	—	3	—	3
Held by Corporación General Financiera, S.A.	6,256,486	59	4,354,004	31	5,454,516	26
Held by other subsidiaries	—	—	32,621	—	30,898	—
Average purchase price in Euros	9.89	—	7.18	—	4.96	—
Average selling price in Euros (including other changes)	9.89	—	7.14	—	4.99	—
Net gains or losses on transactions (Shareholders' funds-Reserves)		10		1		9

Treasury Stock [Table Text Block]
The percentages of treasury shares held by the Group in the years ended December 31, 2024, 2023 and 2022 are as follows:

Treasury Share
	2024			2023			2022
	Min	Max	Closing	Min	Max	Closing	Min	Max	Closing
% treasury share	0.076%	1.513%	0.116%	0.038%	2.214%	0.075%	0.078%	7.492%	0.094%

Shares of BBVA accepted in pledge [Table Text Block]
The number of BBVA shares accepted by the Group in pledge of loans as of December 31, 2024, 2023 and 2022 is as follows:

Shares of BBVA accepted in pledge
	2024	2023	2022
Number of shares in pledge	13,308,677	17,492,194	23,437,363
Nominal value (in Euros)	0.49	0.49	0.49
% of share capital	0.23%	0.29%	0.39%

Shares of BBVA owned by third parties but managed by the Group [Table Text Block]
The number of BBVA shares owned by third parties but under management of a company within the Group as of December 31, 2024, 2023 and 2022 is as follows:

Shares of BBVA owned by third parties but managed by the Group
	2024	2023	2022
Number of shares owned by third parties	11,834,596	13,258,994	18,686,027
Nominal value (in Euros)	0.49	0.49	0.49
% of share capital	0.21%	0.23%	0.31%